Prepayments and Premiums Under Operating Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Prepayments and Premiums Under Operating Leases [Abstract]
Beginning balance, At January 1	$ 2,652,106	$ 2,570,682
additions for the year	26,899	30,672
charge for the year	(104,206)	(105,340)
translation adjustment	(124,532)	156,092
Ending balance, At December 31	$ 2,450,267	$ 2,652,106